Collaborations and Other Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions	The following table summarizes our milestones achieved:

Year	Event	Classification	Amount
2018	Regulatory approval in the U.S.	Intangible asset	$100.0
	Began Phase III testing for SLE	R&D Expense	20.0
2017	Regulatory approval in Europe	Intangible asset	65.0
	Regulatory approval in Japan	Intangible asset	15.0
	Began Phase III testing for atopic dermatitis	R&D expense	30.0
2016	Regulatory submissions in the U.S. and Europe	R&D expense	55.0

Diabetes Collaboration
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions
The following table summarizes our collaboration and other revenue recognized with respect to the Trajenta and Jardiance families of products and net product revenue recognized with respect to Basaglar:

	2018	2017	2016
Basaglar	$801.2	$432.1	$86.1
Jardiance	658.3	447.5	201.9
Trajenta	574.7	537.9	436.6

The table below summarizes significant milestones (deferred) capitalized for the compounds included in this collaboration:

Product Family	Milestones (Deferred) Capitalized(1)
	Year	Amount
Trajenta(2)	Cumulative(4)	$446.4
Jardiance(3)	Cumulative(4)	289.0
Basaglar	2018	—
	2017	—
	2016	(187.5)
	Cumulative(4)	(250.0)

(1) In connection with the regulatory approvals of Basaglar in the U.S., Europe, and Japan, milestone payments received were recorded as contract liabilities and are being amortized through the term of the collaboration (2029) to collaboration and other revenue. In connection with the regulatory approvals of Trajenta and Jardiance, milestone payments made were capitalized as intangible assets and are being amortized to cost of sales through the term of the collaboration.
(2) Jentadueto is included in the Trajenta product family. The collaboration agreement with Boehringer Ingelheim for Trajenta ends upon expiration of the compound patent and any supplementary protection certificates or extensions thereto.
(3) Glyxambi and Synjardy are included in the Jardiance product family. The collaboration agreement with Boehringer Ingelheim for Jardiance ends upon expiration of the compound patent and any supplementary protection certificates or extensions thereto.
(4) The cumulative amount represents the total amounts that have been (deferred) or capitalized from the start of this collaboration through the end of the reporting period.

Erbitux
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions
The following table summarizes our revenue recognized with respect to Erbitux:

	2018	2017	2016
Net product revenue	$536.1	$548.2	$587.0
Collaboration and other revenue	99.2	97.7	100.0
Revenue	$635.3	$645.9	$687.0

Effient
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions
The following table summarizes our revenue recognized with respect to Effient:

	2018	2017	2016
Revenue	$122.2	$388.9	$535.2

We are in a collaborative arrangement with Daiichi Sankyo Co., Ltd. (Daiichi Sankyo) to develop, market, and promote Effient. Marketing rights for major territories are shown below. We and Daiichi Sankyo each have exclusive marketing rights in certain other territories.

Territory	Marketing Rights	Selling Party
U.S.	Co-promotion	Lilly
Major European markets	Co-promotion	Daiichi Sankyo
Japan	Exclusive	Daiichi Sankyo